PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2023	2022
Cost:
Lab equipment	$12,750	$19,711
Computers and peripheral equipment	11,353	11,856
Office furniture and equipment	1,438	1,568
Leasehold improvements	2,990	3,039
SECaaS equipment	8,036	7,722

	36,567	43,896
Accumulated depreciation:
Lab equipment	9,835	16,037
Computers and peripheral equipment	9,041	8,239
Office furniture and equipment	535	589
Leasehold improvements	1,692	1,453
SECaaS equipment	4,275	3,342

	25,378	29,660

Depreciated cost	$11,189	$14,236